Leases - Schedule of Right-of-use Assets (Details) - Right-of-use assets [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-use Assets [Line Items]
Beginning balance	€ 34,315	€ 30,967
Lease agreements entered into during the period	11,477	3,289
Depreciation for the year	(1,824)	(1,514)
Other	538	951
Effect of changes in exchange rates	(120)	622
Ending balance	44,386	34,315
Italy [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance	13,201	9,526
Lease agreements entered into during the period	10,136	3,289
Depreciation for the year	(681)	(395)
Other		781
Effect of changes in exchange rates
Ending balance	22,656	13,201
Spain [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance	2,346	2,327
Lease agreements entered into during the period
Depreciation for the year	(139)	(135)
Other	69	154
Effect of changes in exchange rates
Ending balance	2,276	2,346
Talasol [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance	7,340	7,595
Lease agreements entered into during the period
Depreciation for the year	(482)	(468)
Other	394	213
Effect of changes in exchange rates
Ending balance	7,252	7,340
Pumped storage [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance	9,619	9,425
Lease agreements entered into during the period
Depreciation for the year	(452)	(434)
Other	75	108
Effect of changes in exchange rates	120	520
Ending balance	9,362	9,619
USA [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance	1,809	2,074
Lease agreements entered into during the period	1,341
Depreciation for the year	(70)	(62)
Other		(305)
Effect of changes in exchange rates	(240)	102
Ending balance	2,840	1,809
Bio Gas [Member]
Schedule of Right-of-use Assets [Line Items]
Beginning balance		20
Lease agreements entered into during the period
Depreciation for the year		(20)
Other
Effect of changes in exchange rates
Ending balance